Equity-Accounted Investees	12 Months Ended
Dec. 31, 2022
Disclosure Of Interests In Other Entities [Abstract]
Equity-Accounted Investees
17.
Equity-accounted investees

As at	December 31, 2022	December 31, 2021
Interest in joint venture (A)	519,255	412,858
Interest in associate (B)	—	—
	519,255	412,858
a)
Interest in joint venture

SunStream is a joint venture in which the Company has a 50% ownership interest. SunStream is a private company, incorporated under the Business Corporations Act (Alberta), which provides growth capital that pursues indirect investment and financial services opportunities in the global cannabis sector, as well as other investment opportunities.

SunStream is structured as a separate vehicle and the Company has a residual interest in the net assets of SunStream. Accordingly, the Company has classified its interest in SunStream as a joint venture, which is accounted for using the equity-method.

The current investment portfolio of SunStream is comprised of secured debt, hybrid debt and derivative instruments with United States based cannabis businesses. These investments are recorded at fair value each reporting period with any changes in fair value recorded through profit or loss. SunStream actively monitors these investments for changes in credit risk, market risk and other risks specific to each investment.

As at December 31, 2022, the Company had funded $514.7 million out of the total $538.0 million that was originally committed to SunStream. Subsequent to December 31, 2022, the Company contributed $10.9 million to SunStream.

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2020	—
Capital contributions	395,569
Share of net earnings	32,913
Share of other comprehensive income	9,878
Distributions	(25,502)
Balance at December 31, 2021	412,858
Capital contributions	119,137
Share of net earnings (loss)	(43,002)
Share of other comprehensive income	31,923
Distributions	(1,661)
Balance at December 31, 2022	519,255

SunStream is a related party due to it being classified as a joint venture of the Company. Capital contributions to the joint venture and distributions received from the joint venture are classified as related party transactions.

The following table summarizes the financial information of SunStream:

As at	December 31, 2022	December 31, 2021
Current assets (including cash and cash equivalents - 2022: $1.5 million, 2021: $0.2 million)	5,437	789
Non-current assets	509,418	407,860
Current liabilities	(1,146)	(1,596)
Net assets (liabilities) (100%)	513,709	407,053

Year ended December 31	2022	2021
Revenue (loss)	(35,046)	36,203
Profit (loss) from operations	(42,627)	32,841
Other comprehensive income	31,923	9,878
Total comprehensive income (loss)	(10,619)	42,747
b)
Interest in associate

The Company holds a 25% equity interest in its associate Pathway RX Inc. (“Pathway”). Pathway is a private company focused on developing cannabis-based pharmaceutical drugs to treat symptoms associated with a range of medical cannabis. The carrying amount of the Company’s interest in Pathway is nil.